Provisions (including post-retirement benefits) (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of other provisions [abstract]
Summary of Provisions including post-retirement benefits

	Note	Pensions and post-retirement healthcare(a) US$m	Other employee entitlements(b) US$m	Close-down and restoration/ environmental(c) US$m	Other US$m	Total 2020 US$m	Total 2019 US$m
At 1 January		2,714	354	11,090	945	15,103	13,608
Adjustment to opening balance on transition to new accounting standard(d)		—	—	—	—	—	(66)
Restated opening balance		2,714	354	11,090	945	15,103	13,542
Adjustment on currency translation		83	34	736	37	890	65
Adjustments to mining properties/right of use assets:	14
– increases to existing and new provisions		—	—	130	11	141	840
– change in discount rate		—	—	816	—	816	—
Charged/(credited) to profit:
– increases to existing and new provisions		200	127	562	185	1,074	850
– change in discount rate		—	—	138	2	140	—
– unused amounts reversed		—	(19)	(123)	(157)	(299)	(100)
– exchange losses on provisions		—	—	(21)	(1)	(22)	3
– amortisation of discount		—	—	373	4	377	387
Utilised in year		(192)	(77)	(366)	(139)	(774)	(744)
Actuarial losses recognised in equity		250	—	—	—	250	235
Transfers and other movements		—	—	—	(31)	(31)	25
At 31 December		3,055	419	13,335	856	17,665	15,103
Balance sheet analysis:
Current		70	327	777	555	1,729	1,399
Non-current		2,985	92	12,558	301	15,936	13,704
Total		3,055	419	13,335	856	17,665	15,103

Projected cash spend for the undiscounted close-down and restoration/environmental clean up provision

Undiscounted close-down and environmental restoration cash flows	<1yr US$m	1-3 yrs US$m	3-5 yrs US$m	> 5 yrs US$m	Total US$m
At 31 December 2020	776	1,203	1,433	13,988	17,400
At 31 December 2019	541	955	1,100	13,470	16,066

(a)The main assumptions used to determine the provision for pensions and post-retirement healthcare, and other information, including the expected level of future funding payments in respect of those arrangements, are given in note 42.
(b)The provision for other employee entitlements includes a provision for long service leave of US$283 million (2019: US$248 million), based on the relevant entitlements in certain Group operations and includes US$62 million (2019: US$30 million) of provision for redundancy and severance payments.
(c)The Group’s policy on close-down and restoration costs is described in note 1(l) and in paragraph (iii) under “Critical accounting policies and estimates” on page 219. Close-down and restoration costs are a normal consequence of mining, and the majority of close-down and restoration expenditure is incurred in the years following closure of the mine, refinery or smelter.
Non-current provisions for close-down and restoration/environmental expenditure include amounts relating to environmental clean-up of US$468 million (2019: US$382 million) expected to take place between one and five years from the balance sheet date, and US$937 million (2019: US$883 million) expected to take place later than five years after the balance sheet date.
Close-down and restoration/environmental liabilities at 31 December 2020 have not been adjusted for closure related receivables amounting to US$574 million (31 December 2019: US$166 million) due from the ERA trust fund, the co-owners of the Diavik Joint Venture and other financial assets held for the purposes of meeting closure obligations.
(d)Impact of the transition to new accounting pronouncement IFRS 16 “Leases” on 1 January 2019.

Schedule of Cash Spend for Undiscounted Close-Down and Environmental Restoration Obligation
Projected cash spend for the undiscounted close-down and restoration/environmental clean up provision

Undiscounted close-down and environmental restoration cash flows	<1yr US$m	1-3 yrs US$m	3-5 yrs US$m	> 5 yrs US$m	Total US$m
At 31 December 2020	776	1,203	1,433	13,988	17,400
At 31 December 2019	541	955	1,100	13,470	16,066

Schedule of Close-Down, Restoration and Environmental Provisions
Analysis of close-down and restoration/environmental clean up provisions

As at 31 December	2020 US$m	2019 US$m
Undiscounted close-down and environmental restoration obligations	17,400	16,066
Impact of discounting	(4,065)	(4,976)
Present closure obligation	13,335	11,090
Attributable to:
Operating sites	10,736	9,255
Non-operating sites	2,599	1,835
Total	13,335	11,090

Closure cost composition as at 31 December	2020 US$m	2019 US$m
Decommissioning, decontamination and demolition	3,131	2,066
Closure and rehabilitation earthworks (a)	4,223	3,889
Long-term water management costs (b)	966	920
Post closure monitoring and maintenance	1,318	855
Indirect costs, owners' costs and contingency (c)	3,697	3,360
Total	13,335	11,090

The underlying costs for closure have been estimated with varying degrees of accuracy based on a function of the age of the underlying asset and proximity to closure. For assets within ten years of closure, closure plans and cost estimates are supported by detailed studies which are refined as the closure date approaches. These closure studies consider climate change and plan for resilience to expected climate conditions with a particular focus on precipitation rates. For new developments, consideration of climate change and ultimate closure conditions are an important part of the approval process. For longer-lived assets, closure provisions are typically based on conceptual level studies that are refreshed at least every five years; these are evolving to incorporate greater consideration of forecast climate conditions at closure.
(a)A key component of earthworks rehabilitation involves re-landscaping the area disturbed by mining activities utilising the largely diesel powered heavy mobile equipment. In developing low-carbon solutions for our mobile fleet, this may include electrification of the vehicles during the mine life. The forecast cash flows for the heavy mobile equipment in the closure cost estimate are based on existing fuel sources; these could reduce if this power is sourced from renewable energy.
(b)Long-term water management relates to the post-closure treatment of water due to acid rock drainage and other environmental commitments and is an area of research and development focus for our Closure team. The cost of this water processing can continue for many years after the bulk earthworks and demolition activities have completed and are therefore exposed to long-term climate change. This could materially affect rates of precipitation and therefore change the volume of water requiring processing. It is not currently possible to forecast accurately the impact this could have on the closure provision as some of our locations could experience drier conditions whereas others could experience greater rainfall. A further consideration relates to the alternative commercial use for the processed water which could support ultimate transfer of these costs to a third party.
(c)Indirect costs, owners' costs and contingency include adjustments to the underlying cash flows to align the closure provision with a central-case estimate. This excludes allowances for quantitative estimation uncertainties which are allocated to the underlying cost driver and presented within the respective cost categories above.

Geographic composition as at 31 December	2020 US$m	2019 US$m
Australia	7,076	5,610
USA	3,819	3,377
Canada	1,482	1,267
Rest of World	958	836
Total	13,335	11,090